INTANGIBLE ASSETS AND GOODWILL (Tables) - Securitize, Inc. and Subsidiaries	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Intangible Asset, Finite Lived And Indefinite Lived [Line Items]
Intangible Asset, Finite-Lived	Intangible assets, net and their associated weighted average remaining useful lives in years consisted of the following:

March 31, 2026	Gross Amount	Accumulated Amortization	Net Carrying Value	Weighted- average Remaining Useful Lives (Years)
Definite-lived intangible assets:
Customer relationships	$24,164,931	$(6,597,910)	$17,567,021	10.6
Non-compete agreements	240,000	(225,333)	14,667	0.3
Licenses	120,150	(98,123)	22,027	0.9
Indefinite-lived intangible assets:
Trading license	2,430,000	—	2,430,000	N/A
	$26,955,081	$(6,921,366)	$20,033,715

December 31, 2025	Gross Amount	Accumulated Amortization	Net Carrying Value	Weighted- average Remaining Useful Lives (Years)
Definite-lived intangible assets:
Customer relationships	$24,164,931	$(6,085,334)	$18,079,597	10.8
Trademarks	—	—	—
Non-compete agreements	240,000	(221,333)	18,667	0.4
Licenses	120,150	(92,115)	28,035	1.2
Indefinite-lived intangible assets:
Trading license	2,430,000	—	2,430,000	N/A
	$26,955,081	$(6,398,782)	$20,556,299
The Company amortizes its definite-lived intangible assets using the straight-line method over their estimated useful lives as follows:

Classification	Estimated useful life
Customer relationships	10 – 15 years
Non-compete agreements	3 – 5 years
Licenses	5 years
Intangible assets, net and their associated weighted average remaining useful lives in years consisted of the following:

December 31, 2025	Gross Amount	Accumulated Amortization	Net Carrying Value	Weighted- average Remaining Useful Lives (Years)
Definite-lived intangible assets:
Customer relationships	$24,164,931	$(6,085,334)	$18,079,597	10.8
Non-compete agreements	240,000	(221,333)	18,667	0.4
Licenses	120,150	(92,115)	28,035	1.2
Indefinite-lived intangible assets:
Trading license	2,430,000	—	2,430,000	N/A
	$26,955,081	$(6,398,782)	$20,556,299

December 31, 2024	Gross Amount	Accumulated Amortization	Net Carrying Value	Weighted- average Remaining Useful Lives (Years)
Definite-lived intangible assets:
Customer relationships	$14,764,931	$(4,309,198)	$10,455,733	11.4
Non-compete agreements	240,000	(183,111)	56,889	0.8
Licenses	120,150	(68,085)	52,065	2.2
Indefinite-lived intangible assets:
Trading license	2,430,000	—	2,430,000	N/A
	$17,555,081	$(4,560,394)	$12,994,687

Intangible Asset, Indefinite-Lived	Intangible assets, net and their associated weighted average remaining useful lives in years consisted of the following:

March 31, 2026	Gross Amount	Accumulated Amortization	Net Carrying Value	Weighted- average Remaining Useful Lives (Years)
Definite-lived intangible assets:
Customer relationships	$24,164,931	$(6,597,910)	$17,567,021	10.6
Non-compete agreements	240,000	(225,333)	14,667	0.3
Licenses	120,150	(98,123)	22,027	0.9
Indefinite-lived intangible assets:
Trading license	2,430,000	—	2,430,000	N/A
	$26,955,081	$(6,921,366)	$20,033,715

December 31, 2025	Gross Amount	Accumulated Amortization	Net Carrying Value	Weighted- average Remaining Useful Lives (Years)
Definite-lived intangible assets:
Customer relationships	$24,164,931	$(6,085,334)	$18,079,597	10.8
Trademarks	—	—	—
Non-compete agreements	240,000	(221,333)	18,667	0.4
Licenses	120,150	(92,115)	28,035	1.2
Indefinite-lived intangible assets:
Trading license	2,430,000	—	2,430,000	N/A
	$26,955,081	$(6,398,782)	$20,556,299
Intangible assets, net and their associated weighted average remaining useful lives in years consisted of the following:

December 31, 2025	Gross Amount	Accumulated Amortization	Net Carrying Value	Weighted- average Remaining Useful Lives (Years)
Definite-lived intangible assets:
Customer relationships	$24,164,931	$(6,085,334)	$18,079,597	10.8
Non-compete agreements	240,000	(221,333)	18,667	0.4
Licenses	120,150	(92,115)	28,035	1.2
Indefinite-lived intangible assets:
Trading license	2,430,000	—	2,430,000	N/A
	$26,955,081	$(6,398,782)	$20,556,299

December 31, 2024	Gross Amount	Accumulated Amortization	Net Carrying Value	Weighted- average Remaining Useful Lives (Years)
Definite-lived intangible assets:
Customer relationships	$14,764,931	$(4,309,198)	$10,455,733	11.4
Non-compete agreements	240,000	(183,111)	56,889	0.8
Licenses	120,150	(68,085)	52,065	2.2
Indefinite-lived intangible assets:
Trading license	2,430,000	—	2,430,000	N/A
	$17,555,081	$(4,560,394)	$12,994,687

Future Amortization Expense Schedule of Finite-Lived Intangible Assets	As of December 31, 2025, expected future amortization expense is as follows:

Year Ending December 31,
2026	$2,093,001
2027	2,054,308
2028	2,050,303
2029	2,050,303
2030	2,050,303
Thereafter	7,828,081
$18,126,299

Movement in Goodwill
The following table summarizes the changes in the carrying amount of Goodwill for the periods indicated:

	Continuing Operations	Discontinued Operations
January 1, 2024	$10,512,975	$8,995,793
Goodwill recognized in connection with the Theorem acquisition	2,817,294	—
Less: Impairment of Securitize for Advisors goodwill	—	(3,000,000)
December 31, 2024	$13,330,269	$5,995,793
Less: Impairment of Securitize for Advisors goodwill	—	(4,122,926)
Goodwill recognized in connection with the MG Stover acquisition	13,035,001	—
Less: Sale of Securitize for Advisors	—	(1,872,867)
December 31, 2025	$26,365,270	$—